Note 14 - Investments in non-consolidated companies - Summary of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Non-current assets	$ 11,213,945	$ 10,577,436
Current assets	9,236,180	10,504,459
Total assets	20,450,125	21,081,895
Non-current liabilities	999,633	1,149,483
Current liabilities	2,636,657	2,901,975
Total liabilities	3,636,290	4,051,458
Total equity	16,813,835	17,030,437	$ 14,034,437	$ 12,105,702
Non-controlling interests	220,578	187,465
Revenues	12,523,934	14,868,860	11,762,526
Gross profit	4,388,445	6,199,945	4,674,787
Net (loss) / income for the year attributable to shareholders' equity	2,036,445	3,918,065	2,553,280
Total comprehensive income	2,105,829	3,873,213	$ 2,476,373
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	12,050,457	12,148,560
Current assets	11,078,090	12,030,544
Total assets	23,128,547	24,179,104
Non-current liabilities	3,157,819	3,566,643
Current liabilities	3,839,159	3,800,602
Total liabilities	6,996,978	7,367,245
Total equity	16,131,569	16,811,859
Non-controlling interests	4,163,383	4,393,264
Revenues	17,649,060	17,610,092
Gross profit	2,888,836	3,559,355
Net (loss) / income for the year attributable to shareholders' equity	(53,672)	676,043
Other comprehensive income	211,817	465,885
Total comprehensive income	158,145	1,141,928
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	3,623,996	4,591,763
Current assets	3,234,742	3,589,129
Total assets	6,858,738	8,180,892
Non-current liabilities	1,357,347	1,672,676
Current liabilities	772,412	1,139,031
Total liabilities	2,129,758	2,811,706
Total equity	4,728,980	5,369,186
Non-controlling interests	452,481	556,418
Revenues	4,800,787	5,531,985
Gross profit	308,043	357,845
Net (loss) / income for the year attributable to shareholders' equity	(27,084)	278,402
Other comprehensive income	31,564	(72,062)
Total comprehensive income	$ 4,480	$ 206,340